Revenues, Net - Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenues, net	$ 13,180	$ 13,567
Revenues Derived from Spot Charters, Net [Member]
Revenues, net	4,397	5,430
Revenues Derived from Time Charters, Net [Member]
Revenues, net	$ 8,783	$ 8,137